Form N-1A Supplement	Sep. 10, 2025
Alps Equal Sector Weight ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

ALPS ETF TRUST

ALPS EQUAL SECTOR WEIGHT ETF (NYSE ARCA: EQL)

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 10, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION, EACH DATED MARCH 31, 2025, AS SUPPLEMENTED

Effective December 1, 2025, ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) will no longer serve as the Distributor to the Underlying Sector ETFs. Accordingly, the following changes to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are effective December 1, 2025.